SUPPLEMENT TO:

                            CALVERT TAX-FREE RESERVES
                             MONEY MARKET PORTFOLIO
                             LIMITED-TERM PORTFOLIO
                               LONG-TERM PORTFOLIO

                          CALVERT MUNICIPAL FUND, INC.
                  CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
                                   PROSPECTUS

                         Date of Prospectus: May 1, 2005
                        Date of Supplement: July 29, 2005


DELETE THE SECOND ROW OF THE CHART UNDER "PORTFOLIO MANAGER TEAM" (SECOND LISTED MANAGER) ON PAGE 20 OF THE PROSPECTUS.


DELETE THE SECOND ROW OF THE CHART UNDER "PORTFOLIO MANAGER TEAM" (SECOND LISTED MANAGER) ON PAGE 21 OF THE PROSPECTUS AND REPLACE WITH THE FOLLOWING:

Name of Portfolio          Title                   Length of Service     Business Experience     Role on Management Team
Manager                                            with Advisor          During Last 5 Years
James O'Boyle              Assistant Portfolio     Since 1995            Portfolio manager of    Assistant Portfolio
                           Manager                                       taxable and tax-exempt  Manager
                                                                         money market funds